Income Taxes - Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized income tax benefits at the beginning of year	$ 16,703	$ 1,752
Increases as a result of tax positions taken during a prior period	52,567
Increases as a result of tax positions taken during the current period		14,537
Decreases as a result of tax positions taken during the current period	(1,806)
Translation difference	(2,921)	414
Unrecognized income tax benefits at the end of year	$ 64,543	$ 16,703